Income Taxes and Distributions (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Provision
Current	$ 4,785	$ 389	$ 319
Deferred	2,827	999	45
Income tax provision	$ 7,612	$ 1,388	$ 364